Retirement Plans And Postretirement Benefits (Retirement Plan Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
U.S. [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	20.00%
U.S. [Member] | Equity Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	21.00%
U.S. [Member] | Equity Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	20.00%
U.S. [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	80.00%
U.S. [Member] | Fixed Income Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	79.00%
U.S. [Member] | Fixed Income Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	80.00%
Foreign [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
Foreign [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
Foreign [Member] | Equity Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	0.00%
Foreign [Member] | Equity Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	0.00%
Foreign [Member] | Fixed Income Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
Foreign [Member] | Fixed Income Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%